AZL Davis New York Venture Fund
AZL® Davis New York Venture Fund, Class 2
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL Davis New York Venture Fund AZL Davis New York Venture Fund Class 2
Management Fee		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.07%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.08%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AZL Davis New York Venture Fund AZL Davis New York Venture Fund Class 2	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The subadviser considers selling securities if it believes the stock’s market price exceeds the subadviser’s estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject.  As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk  The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk  The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk  Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk  Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations.  Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Foreign Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Headline Risk  The value of a company’s securities may decline in value if the company is the subject of adverse media attention.
  Industry Sector Risk  Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio.
  Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 20.68% Lowest (Q4, 2008) -25.23%
Average Annual Total Returns
Average Annual Total Returns AZL Davis New York Venture Fund	One Year Ended December 31, 2012	Five Years Ended December 31, 2012	Ten Years Ended December 31, 2012

AZL Davis New York Venture Fund Class 2	12.32%	(1.11%)	5.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%